SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value of Financial Assets And Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 25, 2017	May 25, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 4,675,328	$ 4,451,256	$ 3,981,239	$ 2,564,125
Restricted cash	296,322	296,322	296,322	$ 296,322
Marketable securities	3,373,358	2,345,984	887,143
Warrant liability	0	0	(137,313)		$ (17,112)	$ (70,712)
Fair value of financial assets and liabilities	8,345,008	7,093,562	5,027,391
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	4,675,328	4,451,256	3,981,239
Restricted cash	296,322	296,322	296,322
Marketable securities	2,680,755	2,345,984	887,143
Warrant liability			0
Fair value of financial assets and liabilities	7,652,405	7,093,562	5,164,704
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Marketable securities	692,603	0	0
Warrant liability			0
Fair value of financial assets and liabilities	692,603	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Marketable securities	0	0	0
Warrant liability			(137,313)
Fair value of financial assets and liabilities	$ 0	$ (0)	$ (137,313)